Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables set forth the financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2023 and December 31, 2022 (in thousands):

	September 30, 2023
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds (1)	$182,988	$182,988	$—	$—
Commercial paper (1)	—	—	—	—
Total cash equivalents	182,988	182,988	—	—

Marketable securities:
U.S. treasuries(2)	4,456	4,456	—	—
Commercial paper(2)	7,937	—	7,937	—
U.S. agency securities(2)	36,626	—	36,626	—
Asset-backed securities(2)	1,979	—	1,979	—

Total marketable securities	50,998	4,456	46,542	—

Total cash equivalents and marketable securities	$233,986	$187,444	$46,542	$—

	December 31, 2022
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds (1)	$45,739	$45,739	$—	$—
Commercial paper (1)	1,991	—	1,991	—

Total cash equivalents	47,730	45,739	1,991	—
Marketable securities:
U.S. treasuries(2)	65,391	65,391	—	—
Commercial paper(2)	115,061	—	115,061	—
U.S. agency securities(2)	53,455	—	53,455	—
Asset-backed securities(2)	1,914	—	1,914	—

Total marketable securities	235,821	65,391	170,430	—

Total cash equivalents and marketable securities	$283,551	$111,130	$172,421	$—

(1)
Included within cash and cash equivalents on the condensed balance sheets.
(2)
Included within investments in marketable securities, current and investments in marketable securities, non-current
on the condensed balance sheets.

The following tables set forth the financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2022 and 2021 (in thousands):

	December 31, 2022
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds (1)	$45,739	$45,739	$—	$—
Commercial paper (1)	1,991	—	1,991	—

Total cash equivalents	47,730	45,739	1,991	—
Marketable securities:
U.S. treasuries	65,391	65,391	—	—
Commercial paper	115,061	—	115,061	—
U.S. agency securities(2)	53,455	—	53,455	—
Asset-backed securities(2)	1,914	—	1,914	—

Total marketable securities	235,821	65,391	170,430	—

Total cash equivalents and marketable securities	$283,551	$111,130	$172,421	$—

	December 31, 2021
	Total Fair Value	Level 1	Level 2	Level 3
Money market funds (1)	$376,976	$376,976	$—	$—

(1)
Included within cash and cash equivalents on the balance sheet.(2)Included within investments in marketable securities, current and investments in marketable securities, non-current
on the balance sheet.